COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026, operating lease	$ 412
2026, finance lease	88
2027, operating lease	34
2027, finance lease	32
Undiscounted total, operating lease	446
Undiscounted total, finance lease	120
Less: imputed interest, operating lease	(26)
Less: imputed interest, finance lease	(13)
Present value of future minimum payments, operating lease	420
Present value of future minimum payments, financing lease	107
Current portion of lease liability, operating lease	(386)	$ (371)
Current portion of lease liability, financing lease	(77)	(63)
Lease liability, net of current portion, operating lease	34	421
Lease liability, net of current portion, financing lease	$ 30	$ 96